COMMITMENTS AND CONTINGENCIES - (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
Future minimum rental payments with respect to our lease obligations as of December 31, 2012, are as follows:

Operating Leases
(in millions)
Year ending December 31:
2013	$8.8
2014	7.5
2015	6.1
2016	5.2
Later years	15.9
$43.5